Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Operating Segments [Abstract]
Schedule of Segmented Information

(Dollars in millions)
Year ended March 31, 2018	FS	MFG	ECS	RCL	HILIFE	Hi-Tech	All other segments	Total
Revenues	2,891	1,194	2,599	1,722	1,438	784	311	10,939
Identifiable operating expenses	1,470	641	1,305	828	713	416	180	5,553
Allocated expenses	613	271	589	390	326	178	71	2,438
Segment profit	808	282	705	504	399	190	60	2,948
Unallocable expenses								289
Operating profit								2,659
Other income, net (refer note no. 2.14 and 2.9)								495
Share in associate's profit / (loss) including impairment								(11)
Profit before Income taxes								3,143
Income tax expense								657
Net profit								2,486
Depreciation and amortisation								289
Non-cash expenses other than depreciation and amortisation								29

(Dollars in millions)
Year ended March 31, 2017	FS	MFG	ECS	RCL	HILIFE	Hi-Tech	All other segments	Total
Revenues	2,765	1,119	2,300	1,673	1,258	763	330	10,208
Identifiable operating expenses	1,382	584	1,107	802	623	396	210	5,104
Allocated expenses	607	259	532	387	291	177	76	2,329
Segment profit	776	276	661	484	344	190	44	2,775
Unallocable expenses								255
Operating profit								2,520
Other income, net								459
Share in associate's profit / (loss) including impairment								(5)
Profit before Income taxes								2,974
Income tax expense								834
Net profit								2,140
Depreciation and amortisation								254
Non-cash expenses other than depreciation and amortisation								1

(Dollars in millions)
Year ended March 31, 2016	FS	MFG	ECS	RCL	HILIFE	Hi-Tech	All other segments	Total
Revenues	2,590	1,047	2,061	1,556	1,231	756	260	9,501
Identifiable operating expenses	1,248	555	944	742	585	371	156	4,601
Allocated expenses	606	257	505	381	302	185	65	2,301
Segment profit	736	235	612	433	344	200	39	2,599
Unallocable expenses								224
Operating profit								2,375
Other income, net								476
Share in associate's profit / (loss) including impairment								–
Profit before Income taxes								2,851
Income tax expense								799
Net profit								2,052
Depreciation and amortisation								222
Non-cash expenses other than depreciation and amortisation								2

2.20.2 Geographic segments

(Dollars in millions)
Year ended March 31, 2018	North America	Europe	India	Rest of the World	Total
Revenues	6,605	2,596	346	1,392	10,939
Identifiable operating expenses	3,429	1,324	141	659	5,553
Allocated expenses	1,494	586	66	292	2,438
Segment profit	1,682	686	139	441	2,948
Unallocable expenses					289
Operating profit					2,659
Other income, net (refer note no. 2.14 and 2.9)					495
Share in associate's profit / (loss) including impairment					(11)
Profit before income taxes					3,143
Income tax expense					657
Net profit					2,486
Depreciation and amortization					289
Non-cash expenses other than depreciation and amortization					29

(Dollars in millions)
Year ended March 31, 2017	North America	Europe	India	Rest of the World	Total
Revenues	6,320	2,295	325	1,268	10,208
Identifiable operating expenses	3,222	1,147	149	586	5,104
Allocated expenses	1,460	529	66	274	2,329
Segment profit	1,638	619	110	408	2,775
Unallocable expenses					255
Operating profit					2,520
Other income, net					459
Share in associate's profit / (loss) including impairment					(5)
Profit before income taxes					2,974
Income tax expense					834
Net profit					2,140
Depreciation and amortization					254
Non-cash expenses other than depreciation and amortization					1

(Dollars in millions)
Year ended March 31, 2016	North America	Europe	India	Rest of the World	Total
Revenues	5,957	2,186	246	1,112	9,501
Identifiable operating expenses	2,936	1,060	109	496	4,601
Allocated expenses	1,459	534	51	257	2,301
Segment profit	1,562	592	86	359	2,599
Unallocable expenses					224
Operating profit					2,375
Other income, net					476
Share in associate's profit / (loss) including impairment					–
Profit before income taxes					2,851
Income tax expense					799
Net profit					2,052
Depreciation and amortization					222
Non-cash expenses other than depreciation and amortization					2